Cash and cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank

Cash and cash equivalents and time deposits as of December 31, 2020 and 2021 primarily consist of the following currencies:

	As of December 31,
	2020		2021
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent
RMB	105,792	16,108	111,651	17,576
HK$	110,094	14,206	63,787	8,231
US$	21,635	21,635	26,077	26,077
European dollars	107	128	297	336
Singapore dollars	138	103	217	159
New Taiwan dollars	2,303	80	3,118	113
Japanese Yen	966	9	3,163	29
Others	67	52	67	50
		52,321		52,571